Inventories	12 Months Ended
Dec. 31, 2017
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Inventories
11	Inventories

	December 31, 2017	December 31, 2016
Finished goods	298,860	223,608
Raw material for construction process	53,213	73,527
Fuels and lubricants	4,207	7,397
Spare parts and accessories	244,256	244,453
Warehouse and others	62,525	81,767

	663,061	630,752

The balances are presented net of the provision of obsolete inventories in the amount of R$ 25,035 as of December 31, 2017 (R$ 24,745 as of December 31, 2016).